UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Vaughan Nelson International Fund
Institutional Class/ADVLX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$111	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 46.30% compared to the MSCI All Country World Ex US Net benchmark of 24.93%.
Performance was selection-driven, led by Information Technology, Industrials, Materials, Consumer Staples, and Health Care. By country, the largest positives were Japan, South Korea, Taiwan, and Mexico. Detractors were concentrated in Australia, Germany, Ireland, Spain, and Hong Kong. 2025 reflects broad stock-specific alpha across defensives and innovation supply chains.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Japan, South Korea, and Taiwan were the top contributors.
From a sector perspective, Information Technology, Industrials, and Materials were the top contributors.
Top Position Contributors:
           1. Fujikura Ltd
           2. SK hynix Inc.
           3. Shopify, Inc. Class A
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Australia, Germany, and Ireland.
From a sector perspective, the biggest detractors were Energy and Communication Services.
Top Position Detractors:
           1. Wisetech Global Ltd.
           2. TFI International Inc.
           3. Kosmos Energy Ltd.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Institutional Class/ADVLX)	46.30%	9.53%	7.77%
MSCI ACWI ex USA Net (USD)	24.93%	11.18%	7.67%
MSCI EAFE SMALL CAP Net (USD)	24.50%	9.06%	7.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,783,705
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	220%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Institutional Class

Vaughan Nelson International Fund
Investor Class/ADVJX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Investor Class/ADVJX)	$141	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 45.88% compared to the MSCI All Country World Ex US Net benchmark of 24.93%.
Performance was selection-driven, led by Information Technology, Industrials, Materials, Consumer Staples, and Health Care. By country, the largest positives were Japan, South Korea, Taiwan, and Mexico. Detractors were concentrated in Australia, Germany, Ireland, Spain, and Hong Kong. 2025 reflects broad stock-specific alpha across defensives and innovation supply chains.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Japan, South Korea, and Taiwan were the top contributors.
From a sector perspective, Information Technology, Industrials, and Materials were the top contributors.
Top Position Contributors:
           1. Fujikura Ltd
           2. SK hynix Inc.
           3. Shopify, Inc. Class A
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Australia, Germany, and Ireland.
From a sector perspective, the biggest detractors were Energy and Communication Services.
Top Position Detractors:
           1. Wisetech Global Ltd.
           2. TFI International Inc.
           3. Kosmos Energy Ltd.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Investor Class/ADVJX)	45.88%	9.24%	7.49%
MSCI ACWI ex USA Net (USD)	24.93%	11.18%	7.67%
MSCI EAFE SMALL CAP Net (USD)	24.50%	9.06%	7.20%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,783,705
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	220%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Investor Class

Vaughan Nelson Emerging Markets Fund
Institutional Class/ADVMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$122	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 42.04% compared to the MSCI Emerging Markets Net benchmark of 27.92% and the MSCI Emerging Markets SMID Net benchmark return of 20.61%.
By country, the largest positive contributors were Taiwan, India, Mexico, and South Korea. Indonesia was the main detractor, while Brazil was a small net drag; China was modestly positive. Sector-wise, gains were concentrated in Information Technology, Materials, Industrials, and Energy, reflecting strong stock selection in AI-adjacent hardware/supply chain, aerospace/industrial names, and upstream energy, which more than offset weaker outcomes in Financials, Communication Services, and Consumer Discretionary linked to China/HK exposure.
Alpha came from stock selection across multiple markets rather than a single macro trade, with Taiwan’s tech complex and India/Mexico financials/industrials doing the heavy lifting, while exposure to Hong Kong remained a relative headwind.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Taiwan, India, and Mexico were the top contributors.
From a sector perspective, Information Technology, Materials, and Industrials were the top contributors.
Top Position Contributors:
           1. Yageo Corporation
           2. HD Hyundai Electric
           3. SK Hynix Inc.
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Indonesia, Hong Kong, and Spain.
From a sector perspective, the biggest detractors were Financials, Consumer Discretionary, and Communication Services.
Top Position Detractors:
           1. Nien Made Enterprise Co., Ltd.
           2. 360 One Wam Limited
           3. Samsung Electronics Co., Ltd.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	42.04%	13.40%	7.20%
MSCI Emerging Markets Index Net (USD)	27.92%	7.46%	7.69%
MSCI Emerging Markets SMID Cap Net (USD)	20.61%	11.69%	7.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,055,465
Total number of portfolio holdings	22
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	164%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%
Asset Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Institutional Class

Vaughan Nelson Emerging Markets Fund
Investor Class/ADVKX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$152	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 41.68% compared to the MSCI Emerging Markets Net benchmark of 27.92% and the MSCI Emerging Markets SMID Net benchmark return of 20.61%.
By country, the largest positive contributors were Taiwan, India, Mexico, and South Korea. Indonesia was the main detractor, while Brazil was a small net drag; China was modestly positive. Sector-wise, gains were concentrated in Information Technology, Materials, Industrials, and Energy, reflecting strong stock selection in AI-adjacent hardware/supply chain, aerospace/industrial names, and upstream energy, which more than offset weaker outcomes in Financials, Communication Services, and Consumer Discretionary linked to China/HK exposure.
Alpha came from stock selection across multiple markets rather than a single macro trade, with Taiwan’s tech complex and India/Mexico financials/industrials doing the heavy lifting, while exposure to Hong Kong remained a relative headwind.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Taiwan, India, and Mexico were the top contributors.
From a sector perspective, Information Technology, Materials, and Industrials were the top contributors.
Top Position Contributors:
           1. Yageo Corporation
           2. HD Hyundai Electric
           3. SK Hynix Inc.
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Indonesia, Hong Kong, and Spain.
From a sector perspective, the biggest detractors were Financials, Consumer Discretionary, and Communication Services.
Top Position Detractors:
           1. Nien Made Enterprise Co., Ltd.
           2. 360 One Wam Limited
           3. Samsung Electronics Co., Ltd.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	41.68%	13.12%	6.93%
MSCI Emerging Markets Index Net (USD)	27.92%	7.46%	7.69%
MSCI Emerging Markets SMID Cap Net (USD)	20.61%	11.69%	7.47%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,055,465
Total number of portfolio holdings	22
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	164%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%

Asset Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-660-6610.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Vaughan Nelson Funds	FYE 10/31/2025	FYE 10/31/24
(a)	Audit Fees	$35,200	$34,400
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,800	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vaughan Nelson Funds	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Vaughan Nelson Funds	FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

ANNUAL FINANCIALS AND OTHER INFORMATION

OCTOBER 31, 2025

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Vaughan Nelson Emerging Markets Fund	1
Vaughan Nelson International Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	23
Supplemental Information	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.im.natixis.com/en-us/products/mutual-funds/funds-by-fund-family/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS — 99.3%
	ARGENTINA — 8.6%
27,205	Grupo Financiero Galicia S.A. - ADR	$1,608,632
92,470	YPF S.A. - ADR *	3,368,682
		4,977,314
	BRAZIL — 8.6%
925,392	B3 S.A. - Brasil Bolsa Balcao	2,177,595
174,365	NU Holdings Ltd. - Class A *	2,809,020
		4,986,615
	CHINA — 3.0%
73,760	Hesai Group - ADR *	1,750,325
	GREECE — 2.6%
86,493	Public Power Corp. S.A.	1,502,083
	INDIA — 8.5%
203,655	360 ONE WAM Ltd.	2,478,503
256,670	Hindalco Industries Ltd.	2,448,070
		4,926,573
	MEXICO — 8.4%
1,669,741	Cemex S.A.B. de C.V.	1,696,838
370,175	Grupo Mexico S.A.B. de C.V.	3,200,340
		4,897,178
	PHILIPPINES — 3.9%
253,610	International Container Terminal Services, Inc.	2,287,407
	SAUDI ARABIA — 3.8%
317,460	Saudi Arabian Oil Co. [1]	2,193,490
	SOUTH KOREA — 12.4%
5,800	HD Hyundai Electric Co., Ltd.	3,523,769
9,510	SK hynix, Inc.	3,700,279
		7,224,048
	TAIWAN — 23.9%
114,800	Nien Made Enterprise Co., Ltd.	1,375,285
204,880	Taiwan Semiconductor Manufacturing Co., Ltd.	9,907,932
321,716	Yageo Corp.	2,589,450
		13,872,667
	UNITED KINGDOM — 7.1%
34,735	Anglogold Ashanti Plc	2,361,980
42,585	TechnipFMC PLC	1,760,890
		4,122,870
1

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.8%
2,170	Monolithic Power Systems, Inc.	$2,180,850
	URUGUAY — 4.7%
1,167	MercadoLibre, Inc. *	2,715,912
	Total Common Stocks
	(Cost $44,051,480)	57,637,332

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$909,759	MSILF Treasury Port - Advisory, 3.68%[2]	909,759
	Total Short-Term Investments
	(Cost $909,759)	909,759

	TOTAL INVESTMENTS — 100.8%
	(Cost $44,961,239)	58,547,091

	Liabilities in Excess of Other Assets — (0.8)%	(491,626)
	TOTAL NET ASSETS — 100.0%	$58,055,465

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,193,490, which represents 3.78% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS — 94.0%
	ARGENTINA — 6.2%
67,960	YPF S.A. - ADR *	$2,475,783
	AUSTRALIA — 8.6%
66,186	BHP Group Ltd.	1,886,786
33,885	WiseTech Global Ltd.	1,528,233
		3,415,019
	BRAZIL — 4.5%
111,410	NU Holdings Ltd. - Class A *	1,794,815
	CANADA — 4.9%
20,015	Wheaton Precious Metals Corp.	1,932,862
	GERMANY — 4.0%
800	Rheinmetall A.G.	1,572,566
	INDIA — 3.8%
124,220	360 ONE WAM Ltd.	1,511,771
	JAPAN — 6.2%
62,320	Daiichi Sankyo Co., Ltd.	1,488,708
7,100	Fujikura Ltd.	966,836
		2,455,544
	MEXICO — 4.5%
208,070	Grupo Mexico S.A.B. de C.V.	1,798,864
	NORWAY — 4.2%
64,560	Aker BP A.S.A.	1,673,189
	PHILIPPINES — 4.5%
196,790	International Container Terminal Services, Inc.	1,774,925
	SOUTH KOREA — 6.3%
6,420	SK hynix, Inc.	2,497,980
	SWITZERLAND — 4.4%
45,885	UBS Group A.G.	1,755,694
	TAIWAN — 9.3%
76,850	Taiwan Semiconductor Manufacturing Co., Ltd.	3,716,442
	UNITED KINGDOM — 9.2%
1,390	Ashtead Group PLC	92,846
22,161	AstraZeneca PLC - ADR	1,826,066
42,370	TechnipFMC PLC	1,752,000
		3,670,912
	UNITED STATES — 4.7%
1,861	Monolithic Power Systems, Inc.	1,870,305
3

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 8.7%
1,490	MercadoLibre, Inc. *	$3,467,617
	Total Common Stocks
	(Cost $30,660,590)	37,384,288

Principal Amount
	SHORT-TERM INVESTMENTS — 6.6%
$2,635,605	MSILF Treasury Port - Advisory, 3.68%[1]	2,635,605
	Total Short-Term Investments
	(Cost $2,635,605)	2,635,605

	TOTAL INVESTMENTS — 100.6%
	(Cost $33,296,195)	40,019,893

	Liabilities in Excess of Other Assets — (0.6)%	(236,188)
	TOTAL NET ASSETS — 100.0%	$39,783,705

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2025

	Emerging Markets Fund	International Fund
Assets:
Investments, at cost	$44,961,239	$33,296,195
Foreign currency, at cost	88,439	-
Investments, at value	$58,547,091	$40,019,893
Foreign currency, at value	95,105	-
Receivables:
Fund shares sold	510	4,316
Dividends and interest	18,989	188,642
Prepaid expenses	23,786	20,018
Total assets	58,685,481	40,232,869

Liabilities:
Payables:
Investment securities purchased	365,456	302,072
Fund shares redeemed	5,667	-
Advisory fees	6,572	39,592
Shareholder servicing fees (Note 6)	3,457	8,591
Distribution fees (Note 7)	46	21
Fund administration fees	21,912	20,451
Transfer agent fees and expenses	6,062	6,166
Custody fees	28,492	11,678
Non-U.S. Taxes	125,565	-
Trustees’ deferred compensation (Note 3)	23,654	23,713
Auditing fees	20,500	20,478
Legal fees	11,406	5,699
Shareholder reporting fees	5,309	4,390
Chief Compliance Officer fees	4,096	4,920
Trustees’ fees and expenses	1,236	701
Accrued other expenses	586	692
Total liabilities	630,016	449,164
Commitments and contingencies (Note 3)
Net Assets	$58,055,465	$39,783,705

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,027,725	$41,180,235
Total distributable earnings (accumulated deficit)	19,027,740	(1,396,530)
Net Assets	$58,055,465	$39,783,705

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$58,050,874	$39,725,487
Shares of beneficial interest issued and outstanding	3,895,811	2,061,818
Net asset value per share	$14.90	$19.27

Investor Class
Net assets applicable to shares outstanding	$4,591	$58,218
Shares of beneficial interest issued and outstanding	310	3,034
Net asset value per share[1]	$14.82	$19.18

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

5

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	Emerging Markets Fund	International Fund
Investment income:
Dividends (net of foreign withholding taxes of $121,871 and $113,694, respectively)	$843,888	$754,107
Interest	38,093	23,522
Total investment income	881,981	777,629

Expenses:
Advisory fees	382,953	238,972
Shareholder servicing fees (Note 6)	44,521	31,405
Distribution fees (Note 7) - Investor Class	9	118
Fund administration fees	132,006	115,700
Transfer agent fees and expenses	29,868	27,101
Custody fees	112,205	37,190
Registration fees	36,000	36,000
Legal fees	27,232	18,701
Auditing fees	20,513	20,460
Trustees’ fees and expenses	17,552	16,899
Shareholder reporting fees	15,801	14,401
Chief Compliance Officer fees	11,548	11,548
Miscellaneous	6,501	6,101
Insurance fees	6,164	6,116
Interest expense	3,397	3,359
Total expenses	846,270	584,071
Advisory fees waived	(382,953)	(238,972)
Other expenses absorbed	(9,377)	(58,222)
Net expenses	453,940	286,877
Net investment income (loss)	428,041	490,752

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,392,395	6,530,986
Foreign currency transactions	(45,749)	(52,635)
Deferred non-US taxes	(3,212)	-
Net realized gain (loss)	7,343,434	6,478,351
Net change in unrealized appreciation/depreciation on:
Investments	9,517,359	5,570,877
Foreign currency translations	8,159	6,911
Deferred non-US taxes	(59,039)	-
Net change in unrealized appreciation/depreciation	9,466,479	5,577,788
Net realized and unrealized gain (loss)	16,809,913	12,056,139

Net Increase (Decrease) in Net Assets from Operations	$17,237,954	$12,546,891

See accompanying Notes to Financial Statements.

6

Vaughan Nelson Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$428,041	$514,037
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	7,343,434	1,822,648
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	9,466,479	1,748,766
Net increase (decrease) in net assets resulting from operations	17,237,954	4,085,451

Distributions to Shareholders:
Distributions:
Institutional Class	-	(361,042)
Investor Class	-	(30)
Total distributions to shareholders	-	(361,072)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	3,333,348	7,639,226
Reinvestment of distributions:
Institutional Class	-	359,583
Investor Class	-	29
Cost of shares redeemed:
Institutional Class	(2,314,160)	(5,012,429)
Net increase (decrease) in net assets from capital transactions	1,019,188	2,986,409

Total increase (decrease) in net assets	18,257,142	6,710,788

Net Assets:
Beginning of period	39,798,323	33,087,535
End of period	$58,055,465	$39,798,323
Capital Share Transactions:
Shares sold:
Institutional Class	297,241	738,520
Shares reinvested:
Institutional Class	-	34,877
Investor Class	-	3
Shares redeemed:
Institutional Class	(194,842)	(474,255)
Net increase (decrease) in capital share transactions	102,399	299,145

See accompanying Notes to Financial Statements.

7

Vaughan Nelson International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$490,752	$232,993
Net realized gain (loss) on investments and foreign currency transactions	6,478,351	238,574
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,577,788	4,182,327
Net increase (decrease) in net assets resulting from operations	12,546,891	4,653,894

Distributions to Shareholders:
Distributions:
Institutional Class	(411,928)	(419,605)
Investor Class	(523)	(502)
Total distributions to shareholders	(412,451)	(420,107)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	4,138,209	2,460,603
Investor Class	545	1,737
Reinvestment of distributions:
Institutional Class	397,804	405,581
Investor Class	523	502
Cost of shares redeemed:
Institutional Class	(3,521,795)	(5,240,869)
Investor Class	(412)	(335)
Net increase (decrease) in net assets from capital transactions	1,014,874	(2,372,781)

Total increase (decrease) in net assets	13,149,314	1,861,006

Net Assets:
Beginning of period	26,634,391	24,773,385
End of period	$39,783,705	$26,634,391
Capital Share Transactions:
Shares sold:
Institutional Class	281,895	190,664
Investor Class	34	137
Shares reinvested:
Institutional Class	29,709	32,369
Investor Class	39	40
Shares redeemed:
Institutional Class	(237,857)	(413,488)
Investor Class	(27)	(26)
Net increase (decrease) in capital share transactions	73,793	(190,304)

See accompanying Notes to Financial Statements.

8

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.49	$9.47	$8.68	$10.73	$8.37
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.13	0.13	0.16	0.20
Net realized and unrealized gain (loss)	4.30	0.99	0.71	(2.05)	2.31
Net increase from payments by affiliates (Note 3)	-	-	0.06	-	-
Total from investment operations	4.41	1.12	0.90	(1.89)	2.51

Less Distributions:
From net investment income	-	(0.10)	(0.11)	(0.16)	(0.15)
From net realized gain	-	-	-	-	-
Total distributions	-	(0.10)	(0.11)	(0.16)	(0.15)

Net asset value, end of period	$14.90	$10.49	$9.47	$8.68	$10.73

Total return[2]	42.04%	11.87%	10.34%[3]	(17.86)%	30.19%
Ratios and Supplemental Data:
Net assets, end of period (millions)	$58.1	$39.8	$33.1	$28.3	$32.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[4]	1.85%[4,5]	1.99%	2.10%	2.04%
After fees waived and expenses absorbed	1.01%[4]	1.03%[4,5]	1.10%	1.10%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.08%	0.47%	0.45%	0.64%	1.19%
After fees waived and expenses absorbed	0.95%	1.29%	1.34%	1.64%	1.88%
Portfolio turnover rate	164%	117%	59%	68%	65%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the years ended October 31, 2025 and October 31, 2024, respectfully.
[5]	Effective March 1,2024, the Fund’s Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund’s Institutional Class Shares.

See accompanying Notes to Financial Statements.

9

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.46	$9.46	$8.68	$10.73	$8.36
Income from Investment Operations:
Net investment income (loss) [1]	0.08	0.11	0.11	0.14	0.17
Net realized and unrealized gain (loss)	4.28	0.99	0.70	(2.06)	2.32
Net increase from payments by affiliates (Note 3)	-	-	0.06	-	-
Total from investment operations	4.36	1.10	0.87	(1.92)	2.49

Less Distributions:
From net investment income	-	(0.10)	(0.09)	(0.13)	(0.12)
Total distributions	-	(0.10)	(0.09)	(0.13)	(0.12)

Net asset value, end of period	$14.82	$10.46	$9.46	$8.68	$10.73

Total return[2]	41.68%	11.60%	10.08%[3]	(18.10)%	29.95%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.13%[5]	2.10%[5,6]	2.24%	2.35%	2.29%
After fees waived and expenses absorbed	1.26%[5]	1.28%[5,6]	1.35%	1.35%	1.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.17)%	0.22%	0.20%	0.40%	0.95%
After fees waived and expenses absorbed	0.70%	1.04%	1.09%	1.40%	1.64%
Portfolio turnover rate	164%	117%	59%	68%	65%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[4]	Amount represents less than $1,000,000.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the years ended October 31, 2025 and October 31, 2024, respectfully.
[6]	Effective March 1, 2024, the Fund’s Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.35% to 1.25% of the average daily net assets of the fund’s Investor Class Shares.

See accompanying Notes to Financial Statements.

10

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.38	$11.36	$11.92	$17.88	$13.03
Income from Investment Operations:
Net investment income (loss) [1]	0.24	0.11	0.17	0.19	0.17
Net realized and unrealized gain (loss)	5.86	2.11	(0.55)	(5.98)	4.81
Total from investment operations	6.10	2.22	(0.38)	(5.79)	4.98

Less Distributions:
From net investment income	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)
From net realized gain	-	-	-	-	-
Total distributions	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)

Net asset value, end of period	$19.27	$13.38	$11.36	$11.92	$17.88

Total return[2]	46.30%	19.70%	(3.37)%	(32.67)%	38.39%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$39.7	$26.6	$24.7	$33.9	$40.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%[3]	2.11%[3,4,5]	1.92%	1.52%	1.96%
After fees waived and expenses absorbed	0.90%[3]	0.94%[3,4,5]	0.99%	0.99%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.61%	(0.28)%	0.36%	0.79%	0.17%
After fees waived and expenses absorbed	1.54%	0.89%	1.29%	1.32%	0.98%
Portfolio turnover rate	220%	205%	58%	92%	59%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the years ended October 31, 2025 and October 31, 2024, respectfully.
[4]	Effective March 1, 2024, The Fund’s Advisor has agreed to reduce the limit on the total annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund’s Institutional Class Shares.
[5]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

11

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.32	$11.31	$11.88	$17.85	$12.99
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.08	0.13	0.15	0.13
Net realized and unrealized gain (loss)	5.83	2.11	(0.54)	(5.97)	4.80
Total from investment operations	6.03	2.19	(0.41)	(5.82)	4.93

Less Distributions:
From net investment income	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)
Total distributions	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)

Net asset value, end of period	$19.18	$13.32	$11.31	$11.88	$17.85

Total return[2]	45.88%	19.44%	(3.61)%	(32.88)%	38.00%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$0.1	$- [3]	$- [3]	$- [3]	$- [3]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.08%[4]	2.36%[4,5,6]	2.17%	1.77%	2.21%
After fees waived and expenses absorbed	1.15%[4]	1.19%[4,5,6]	1.24%	1.24%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.36%	(0.53)%	0.11%	0.54%	(0.08)%
After fees waived and expenses absorbed	1.29%	0.64%	1.04%	1.07%	0.73%
Portfolio turnover rate	220%	205%	58%	92%	59%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Amount represents less than $1,000,000.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the years ended October 31, 2025 and October 31, 2024, respectfully.
[5]	Effective March 1, 2024, the Fund’s Advisor has agreed to reduce the annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the fund’s Investor Class Shares.
[6]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.

See accompanying Notes to Financial Statements.

12

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

Note 1 – Organization

Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and Vaughan Nelson International Fund (the “International Fund”), each a “Fund” and collectively the ’‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Fund and International Fund’s primary investment objective is to provide long-term capital appreciation. Prior to March 1, 2024, Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund were known as Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund.

The Emerging Markets Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Fund and Emerging Markets Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor (in IMST to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlight for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the funds’ Advisor in IMST is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

13

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

14

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2022 – 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Fund	0.85%
International Fund	0.75%

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Fund – Investor Class	1.25%
Emerging Markets Fund – Institutional Class	1.00%
International Fund - Investor Class	1.14%
International Fund – Institutional Class	0.89%

This agreement is in effect until March 1, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the year ended October 31, 2025 as stated below:

Emerging Markets Fund	$392,330
International Fund	$297,194

16

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In October 31, 2025, the amount of these potentially recoverable expenses was $1,024,955 and $898,478, for the Emerging Markets Fund and International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Fund	International Fund
2026	303,329	293,058
2027	329,296	308,226
2028	392,330	297,194
Total	$1,024,955	$898,478

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2025, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2025, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2025, are reported on the Statements of Operations.

17

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 4 – Federal Income Taxes

In October 31, 2025, gross unrealized appreciation (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Fund
Cost of Investments	$44,961,239	$ 33,321, 902

Gross Unrealized Appreciation	$14,113,256	$7,802,392
Gross Unrealized Depreciation	(527,404)	(1,104,401)
Net Unrealized Appreciation/(Depreciation) on investments	$13,585,852	$6,697,991

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP required that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in-capital and total distributable earnings (deficit) as follows:

	Increase/(Decrease)
	Paid-in Capital	Total Distributable Earnings (Deficit)
Emerging Markets Fund	$112,622	$(112,622)
International Fund	-	-

At October 31, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Fund	$-	$-	$-
International Fund	5,673,524	2,750,281	8,423,805

During the fiscal year ended October 31, 2025, the Emerging Markets Fund and the International Fund utilized $2,068,749 and $6,553,207 of non-expiring capital loss carryforwards, respectively.

18

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Fund
Undistributed ordinary income	$2,308,225	$352,700
Undistributed long-term capital gains	3,276,106	-
Tax accumulated earnings	5,584,331	352,700
Accumulated capital and other losses	-	(8,423,805)
Unrealized appreciation (depreciation) on investments	13,585,852	6,697,991
Unrealized appreciation (depreciation) on foreign currency translations	(118,789)	297
Unrealized deferred compensation	(23,654)	(23,713)
Total accumulated earnings (deficit)	$19,027,740	$(1,396,530)

The tax character of distributions paid during the fiscal years ended October 31, 2025 and 2024 were as follows:

	Emerging Markets Fund		International Fund
	2025	2024	2025	2024

Distributions paid from:
Ordinary income	$-	$361,072	$412,451	$420,107
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$361,072	$412,451	$420,107

Note 5 – Investment Transactions

For the year ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$73,981,468	$72,281,411
International Fund	68,532,974	70,071,226

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Fund and International Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

19

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

For the year ended October 31, 2025, for the Emerging Markets Fund and International Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

20

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Funds’ assets carried at fair value:

Vaughan Nelson Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$2,715,912	$1,375,285	$-	$4,091,197
Energy	5,129,572	2,193,490	-	7,323,062
Financials	6,595,247	2,478,503	-	9,073,750
Industrials	1,750,325	5,811,176	-	7,561,501
Materials	7,259,158	2,448,070	-	9,707,228
Technology	2,180,850	16,197,661	-	18,378,511
Utilities	-	1,502,083	-	1,502,083
Short-Term Investment	909,759	-	-	909,759
Total Investments	$26,540,823	$32,006,268	$-	$58,547,091

Vaughan Nelson International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Consumer Discretionary	$3,467,617	$1,572,566	$-	$5,040,183
Energy	4,227,783	1,673,189	-	5,900,972
Financials	1,794,815	3,267,465	-	5,062,280
Health Care	1,826,066	1,488,708	-	3,314,774
Industrials	-	1,867,771	-	1,867,771
Materials	3,731,726	1,886,786	-	5,618,512
Technology	1,870,305	8,709,491	-	10,579,796
Short-Term Investments	2,635,605	-	-	2,635,605
Total Investments	$19,553,917	$20,465,976	$-	$40,019,893

*	The Fund did not hold any Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

21

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2025

Note 11- New Accounting Pronouncement and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 23, 2025, to shareholders of record on December 23, 2025 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Institutional Class	$0.84787	$0.52662	$0.08589
Emerging Markets Fund	Investor Class	$0.84787	$0.52662	$0.07656
International Fund	Institutional Class	$0.00000	$0.00000	$0.17115
International Fund	Investor Class	$0.00000	$0.00000	$0.12621

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Vaughan Nelson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

23

Vaughan Nelson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2025, 0.43% and 4.58% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Emerging Markets Fund and International Fund, respectively.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Emerging Markets Fund and International Fund designate income dividends of 22.41% and 100.00%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2025.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Fund, designate $424,810 and $451,228, respectively, of income derived from foreign sources and $121,871 and $76,135, respectively, of foreign taxes paid for the fiscal year ended October 31, 2025.

Of the ordinary Income (including short-term capital gain) distributions made for the year ended October 31, 2025, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.1090	$0.0313
International Fund	$0.2185	$0.0369

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

24

Vaughan Nelson Funds

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investments Companies are included in Item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 15–17, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Vaughan Nelson Investment Management, L.P. (the “Advisor”) with respect to the Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and the Vaughan Nelson International Fund (the “International Fund” and together with the Emerging Markets Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. from Morningstar, Inc.’s relevant category (each a “Fund Universe”) for various periods ended June 30, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Vaughan Nelson Funds

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Emerging Markets Fund’s total return for the one-year period was above the Peer Group and US Fund Diversified Emerging Markets Fund Universe median returns, the MSCI Emerging Markets Index return, and the MSCI Emerging Markets SMID Cap Index (the “MSCI EM SMID Index”) return. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns and the MSCI Emerging Markets Index return, but below the MSCI EM SMID Index return by 0.53%. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns and the MSCI Emerging Markets Index return, but below the MSCI EM SMID Index return by 0.93%. The Fund’s annualized total return for the ten-year period was above the Peer Group median return, but below the MSCI Emerging Markets Index return by 0.46%, the Fund Universe median return by 0.64%, and the MSCI EM SMID Index return by 0.99%. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods, and for the Peer Group alone for the ten-year period.

●	The International Fund’s total return for the one-year period was above the Peer Group and US Fund Foreign Large Blend Fund Universe median returns, the MSCI EAFE Small Cap Index return, and the MSCI ACWI Ex USA Index return. For the ten-year period, the Fund’s annualized total return was above the Peer Group median return, but below the MSCI ACWI Ex USA Index return, the Fund Universe median return, and the MSCI EAFE Small Cap Index return by 0.21%, 0.56%, and 0.60%, respectively. The Fund’s annualized total return for the five-year period was the same as the Peer Group median return, but below the MSCI EAFE Small Cap Index return by 0.97%, the MSCI ACWI Ex USA Index return by 1.82%, and the Fund Universe median return by 2.50%. For the three-year period, the Fund’s annualized total return was below the MSCI EAFE Small Cap Index return, the MSCI ACWI Ex USA Index return, and the Peer Group and Fund Universe median returns by 1.90%, 2.59%, 2.66%, and 3.65%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance over the three-year period was due to poor stock selection in Germany, the United Kingdom, the United States, Ireland, and Argentina. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-year period, and for the Peer Group alone in the five- and ten-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Vaughan Nelson Funds

Form N-CSR Items 8 - 11 (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was lower than the US Fund Diversified Emerging Markets Fund Universe median and the same as the Peer Group median. The Trustees considered that the Fund’s advisory fee was lower than the Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Emerging Markets Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Fund Universe median, but slightly higher than the Peer Group median by 0.01%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Fund’s annual investment advisory fee (gross of fee waivers) was the same as the US Fund Foreign Large Blend Fund Universe median, but slightly higher than the Peer Group median by 0.01%. The Trustees considered that the Fund’s advisory fee was lower than the Advisor’s standard fee schedule to manage institutional separate accounts using the same strategy as the Fund. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the International Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.07%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2025, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Emerging Markets Fund and the International Fund, and had not realized a profit with respect to either Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/09/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/09/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

1/09/2026	1/09/2026